Income tax - Analysis of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income tax
Current year income tax expense	$ (15,456)	$ (17,903)		$ (3,978)
Deferred income tax (expense) benefit	67,595	(12,670)		65,709
Total income tax benefit (expense)	52,139	(30,573)	[1]	61,731	[1]
Deferred income tax expense, translation effect		(118)		90
Deferred income tax related to items recognized in OCI during the year
Net (loss) gain cash flow hedges	(80)	(274)		2,347
Remeasurement gain of employee benefits	(79)	138		39
Deferred income tax recognized in OCI	$ (159)	$ (136)		$ 2,386

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.